Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
DAC and VOBA	$ 6,286	$ 6,293	$ 6,390
Annuities
Segment Reporting Information [Line Items]
DAC and VOBA	5,047	4,878
Corporate & Other
Segment Reporting Information [Line Items]
DAC and VOBA	128	148
Life
Segment Reporting Information [Line Items]
DAC and VOBA	1,106	1,261
Run-off
Segment Reporting Information [Line Items]
DAC and VOBA	$ 5	$ 6